Going Concern (Details Narrative) - CAD ($)	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023
Notes and other explanatory information [abstract]
Accumulated losses	$ 21,947,674	$ 13,655,206
Cash flows from operating activities	$ 3,704,750